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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA         08/14/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 98
                                        --------------------

Form 13F Information Table Value Total: $1,826,665
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

01        028-05371                    John F. Brennan, Jr.
------        -----------------        ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                   TITLE OF                  VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS            CUSIP   x($1000)   PRN AMT  PRN CALL DISCRETN  MGRS SOLE   SHARED   NONE
---------------------------------  -------------- --------- -------- ---------- --- ---- -------- ----- ---- ---------- ----
ABBOTT LABS                        COMMON         002824100   33,039    623,735  SH       OTHER    01    0      623,735 0
ACTIVISION INC                     COM NEW        004930202   49,388  1,449,610  SH       OTHER    01    0    1,449,610 0
ALCOA INC                          COMMON         013817101      475     13,340  SH       OTHER    01    0       13,340 0
ALESCO FINL INC                    COMMON         014485106      246    122,780  SH       OTHER    01    0      122,780 0
ALLEGHENY ENERGY INC               COMMON         017361106  274,715  5,482,236  SH       OTHER    01    0    5,482,236 0
AMERICAN EAGLE OUTFITTERS INC NEW  COMMON         02553E106    8,149    597,868  SH       OTHER    01    0      597,868 0
AMERISTAR CASINOS INC              COMMON         03070Q101   51,937  3,758,095  SH       OTHER    01    0    3,758,095 0
AMETEK INC NEW                     COMMON         031100100   39,918    845,352  SH       OTHER    01    0      845,352 0
ANTHRACITE CAP INC                 COMMON         037023108     5446    773,520  SH       OTHER    01    0      773,520 0
ARBOR RLTY TR INC                  COMMON         038923108     9281  1,034,650  SH       OTHER    01    0    1,034,650 0
ARCELOR MITTAL SA LUXEMBOURG       NY REGISTRY    03938L104     9633     97,232  SH       OTHER    01    0       97,232 0
                                   SHS
BB&T CORP                          COMMON         054937107    7,904    347,115  SH       OTHER    01    0      347,115 0
BIOMARIN PHARMACEUTICAL INC        COMMON         09061G101    4,440    153,206  SH       OTHER    01    0      153,206 0
BOYD GAMING CORP                   COMMON         103304101   44,665  3,556,141  SH       OTHER    01    0    3,556,141 0
CABELA'S INC                       COMMON         126804301      561     50,960  SH       OTHER    01    0       50,960 0
CAMPBELL SOUP CO                   COMMON         134429109   17,042    509,333  SH       OTHER    01    0      509,333 0
CAPITAL TRUST INC MD               CL A NEW       14052H506    3,912    203,619  SH       OTHER    01    0      203,619 0
CAPITALSOURCE INC                  COMMON         14055X102    7,686    693,700  SH       OTHER    01    0      693,700 0
CAREER EDUCATION CORP              COMMON         141665109    5,137    351,630  SH       OTHER    01    0      351,630 0
COHEN & STEERS INC                 COMMON         19247A100    2,469     95,090  SH       OTHER    01    0      883,772 0
COMPANHIA VALE DO RIO DOCE         SPONSORED ADR  204412209   31,657    883,772  SH       OTHER    01    0       95,090 0
CRYSTAL RIV CAP INC                COMMON         229393301      525    143,330  SH       OTHER    01    0      143,330 0
CUMMINS INC                        COMMON         231021106    2,036     31,080  SH       OTHER    01    0       31,080 0
CVB FINL CORP                      COMMON         126600105    1,305    138,280  SH       OTHER    01    0      138,280 0
DEERFIELD CAPITAL CORP             COMMON         244331104      239    303,070  SH       OTHER    01    0      303,070 0
DELTA AIRLINES INC DEL             COM NEW        247361702    5,023    881,245  SH       OTHER    01    0      881,245 0
EMC CORP MASS                      COMMON         268648102   21,280  1,448,634  SH       OTHER    01    0    1,523,009 0
FEDERAL HOME LN MTG CORP           COMMON         313400301    6,598    402,335  SH       OTHER    01    0    1,448,634 0
FEDERAL HOME LN MTG CORP           COMMON         313400301   14,965    912,500  SH  PUT  OTHER    01    0    1,854,950 0
FEDERAL NATL MTG ASSN              COMMON         313586109   31,433  1,611,100  SH  PUT  OTHER    01    0      402,335 0
FIFTH THIRD BANCORP                COMMON         316773100    6,815    669,480  SH       OTHER    01    0      912,500 0
FLUOR CORP NEW                     COMMON         343412102      729      3,920  SH       OTHER    01    0    1,611,100 0
FOSTER WHEELER LTD                 SHS NEW        G36535139   12,195    166,717  SH       OTHER    01    0      669,480 0
FOUNDATION COAL HLDGS INC          COMMON         35039W100   15,232    171,958  SH       OTHER    01    0        3,920 0
FREEPORT MCMORAN COPPER & GOLD     COMMON         35671D857   24,293    207,300  SH       OTHER    01    0      166,717 0
GRAMERCY CAP CORP                  COMMON         384871109    1,705    147,093  SH       OTHER    01    0      171,958 0
HOLOGIC INC                        COMMON         436440101    6,767    310,408  SH       OTHER    01    0      207,300 0

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
HUDSON CITY BANCORP INC            COMMON         443683107   19,916  1,194,001  SH       OTHER    01    0      147,093 0
ICONIX BRAND GROUP INC             COMMON         451055107      234     19,400  SH       OTHER    01    0      310,408 0
IMPAC MTG HLDGS INC                COMMON         45254P102      337    448,860  SH       OTHER    01    0    1,194,001 0
INDYMAC BANCORP INC                COMMON         456607100      170    274,060  SH       OTHER    01    0       19,400 0
INTREPID POTASH INC                COMMON         46121Y102   48,671    739,901  SH       OTHER    01    0      448,860 0
INVESTORS BANCORP INC              COMMON         46146P102   35,481  2,716,762  SH       OTHER    01    0      274,060 0
INVITROGEN CORP                    COMMON         46185R100    9,594    244,380  SH       OTHER    01    0      739,901 0
IPC HOLDINGS LTD                   ORD            G4933P101   29,610  1,115,257  SH       OTHER    01    0    2,716,762 0
ISHARES TR                         DJ US REAL EST 464287739   37,804    621,770  SH       OTHER    01    0      244,380 0
ISTAR FINL INC COM                 COMMON         45031U101   16,432  1,243,870  SH       OTHER    01    0    1,115,257 0
ITT EDUCATIONAL SERVICES INC       COMMON         45068B109   24,185    292,685  SH       OTHER    01    0      621,770 0
JACOBS ENGR GROUP INC              COMMON         469814107    4,444     55,070  SH       OTHER    01    0    1,243,870 0
KELLOGG CO                         COMMON         487836108   34,780    724,280  SH       OTHER    01    0      292,685 0
KRAFT FOODS INC                    CL A           50075N104   20,557    722,580  SH       OTHER    01    0       55,070 0
LAMAR ADVERTISING CO               CL A           512815101      741     20,560  SH       OTHER    01    0      724,280 0
LIN TV CORP                        CL A           532774106   13,747  2,306,502  SH       OTHER    01    0      722,580 0
LOCKHEED MARTIN CORP               COMMON         539830109   41,600    421,647  SH       OTHER    01    0       20,560 0
MELCO PBL ENTMT LTD                ADR            585464100   13,137  1,409,584  SH       OTHER    01    0    2,306,502 0
MGIC INVT CORP WIS                 COMMON STOCK   552848103      440     72,090  SH       OTHER    01    0      421,647 0
MICROSOFT CORP                     COMMON         594918104   37,555  1,365,122  SH       OTHER    01    0    1,409,584 0
MOBILE TELESYSTEMS OJSC            SPONSORED ADR  607409109      944     12,320  SH       OTHER    01    0       72,090 0
MOLECULAR INSIGHT PHARM INC        COMMON         60852M104      639    116,000  SH       OTHER    01    0    1,365,122 0
MONSANTO CO (NEW)                  COMMON         61166W101    3,223     25,490  SH       OTHER    01    0       12,320 0
MOODYS CORP                        COMMON         615369105   70,175  2,037,601  SH       OTHER    01    0      116,000 0
NATIONAL CITY CORP                 COMMON         635405103   10,111  2,119,710  SH       OTHER    01    0       25,490 0
NEWCASTLE INVT CORP                COMMON         65105M108      933    133,110  SH       OTHER    01    0    2,037,601 0
NORTHROP GRUMMAN CORP              COMMON         666807102    1,707     25,520  SH       OTHER    01    0    2,119,710 0
NORTHSTAR RLTY FIN CORP            COMMON         66704R100      967    116,180  SH       OTHER    01    0      133,110 0
NUCOR CORP                         COMMON         670346105   50,102    670,984  SH       OTHER    01    0       25,520 0
OLYMPIC STEEL INC                  COMMON         68162K106    4,649     61,230  SH       OTHER    01    0      116,180 0
PATRIOT COAL CORP                  COMMON STOCK   70336T104    1,878     12,250  SH       OTHER    01    0      670,984 0
PEABODY ENERGY CORP                COMMON         704549104   26,671    302,908  SH       OTHER    01    0       61,230 0
PEOPLES UNITED FINANCIAL INC       COMMON         712704105   13,984    896,419  SH       OTHER    01    0       12,250 0
POTASH CORP SASK                   COMMON         73755L107    5,650     24,720  SH       OTHER    01    0      302,908 0
PROGRESSIVE CORP OHIO              COMMON         743315103   93,625  5,001,328  SH       OTHER    01    0      896,419 0
REDWOOD TR INC                     COMMON         758075402    2,040     89,520  SH       OTHER    01    0       24,720 0
REDWOOD TR INC                     COMMON         758075402    4,018    176,300  SH  PUT  OTHER    01    0    5,001,328 0
REGIONAL BK HOLDRS TR              DEPOSITRY RCPT 75902E100   12,118    134,420  SH       OTHER    01    0       89,520 0
ROMA FINANCIAL CORP                COMMON         77581P109   12,383    945,280  SH       OTHER    01    0      176,300 0
SAFEWAY INC                        COM NEW        786514208    1,857     65,030  SH       OTHER    01    0      134,420 0
SCRIPPS E W COMPANY OHIO           CL A           811054204   63,266  1,523,009  SH       OTHER    01    0      945,280 0
SCRIPPS E W COMPANY OHIO           EX DISTRIB     811054113    5,695  1,854,950  SH       OTHER    01    0       65,030 0
SELECT SECTOR SPDR TR              SBI CONS DISCR 81369Y407   34,285  1,203,810  SH       OTHER    01    0    1,203,810 0

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
SHUFFLE MASTER INC                 COMMON         825549108      305     61,650  SH       OTHER    01    0       61,650 0
SONUS NETWORKS INC                 COMMON         835916107   66,713 19,506,589  SH       OTHER    01    0   19,506,589 0
SPDR SERIES TRUST                  KBW REGL BKG   78464A698   38,506  1,445,980  SH       OTHER    01    0    1,445,980 0
SPRINT NEXTEL CORP                 COM SER 1      852061100   18,698  1,968,160  SH       OTHER    01    0    1,968,160 0
SPX CORP                           COMMON         784635104   21,508    163,271  SH       OTHER    01    0      163,271 0
STANLEY WKS                        COMMON         854616109      481     10,720  SH       OTHER    01    0       10,720 0
THOR INDS INC                      COMMON         885160101    1,102     51,830  SH       OTHER    01    0       51,830 0
UNDER ARMOUR INC                   CL A           904311107      559     21,790  SH       OTHER    01    0       21,790 0
UNITED STATES STL CORP NEW         COMMON         912909108   37,957    205,415  SH       OTHER    01    0      205,415 0
UNIVERSAL TECHNICAL INST INC       COMMON         913915104      886     71,120  SH       OTHER    01    0       71,120 0
VERASUN ENERGY CORP                COMMON         92336G106      268     64,980  SH       OTHER    01    0       64,980 0
VULCAN MATLS CO                    COMMON         929160109      539      9,010  SH       OTHER    01    0        9,010 0
WACHOVIA CORP                      COMMON         929903102    8,416    541,910  SH       OTHER    01    0      541,910 0
WAL-MART STORES INC                COMMON         931142103   45,056    801,710  SH       OTHER    01    0      801,710 0
WATSCO INC                         COMMON         942622200      963     23,050  SH       OTHER    01    0       23,050 0
WELLS FARGO & CO NEW               COMMON         949746101   14,423    607,270  SH       OTHER    01    0      607,270 0
YRC WORLDWIDE INC                  COMMON         984249102      882     59,300  SH       OTHER    01    0       59,300 0
ZOLTEK COS INC                     COMMON         98975W104      208      8,590  SH       OTHER    01    0        8,590 0